Property, Equipment and Software, Net	12 Months Ended
Dec. 31, 2023
Property, Equipment and Software, Net [Abstract]
Property, equipment and software, net

7. Property, equipment and software, net

The following is a summary of property, equipment and software, net:

	December 31, 2022	December 31, 2023
	RMB	RMB
Furniture and electronic equipment	5,617	5,531
Vehicles	222	222
Software	1,466	1,466
Leasehold improvement	4,669	4,669
Total property, equipment and software	11,974	11,888
Less: accumulated depreciation and amortization	(10,862)	(10,776)
impairment	(1,112)	(1,112)
Property, equipment and software, net	-	-

Depreciation expenses of property, equipment and software were RMB3,317, RMB2,140 and nil for the years ended December 31, 2021, 2022 and 2023, respectively. Impairment of property, equipment and software were nil, RMB1,112 and nil for the years ended December 31, 2021, 2022 and 2023.